Trade and other receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	19,424	22	19,414	7
Amounts receivable from joint ventures and associates	672	2	642	2
Other receivables	3,325	826	3,275	740
	23,421	850	23,331	749
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	201	—	214	—
Sales taxes and production taxes	640	538	790	482
Other receivables	180	759	143	603
	1,021	1,297	1,147	1,085
	24,442	2,147	24,478	1,834
In both 2019 and 2018 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables are predominantly non-interest bearing. See Note 29 for further information.